Segment reporting - Schedule of Detailed Information about Revenue from Customers Based on Geographical Market (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) segment	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of operating segments [abstract]
Number of operating segments | segment	1
Disclosure of geographical areas [line items]
Revenue	$ 489,682	$ 91,434	$ 83,029
Europe
Disclosure of geographical areas [line items]
Revenue	157,587	63,510	39,433
USA
Disclosure of geographical areas [line items]
Revenue	273,036	9,430	17,940
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 59,059	$ 18,494	$ 25,656